Stock-Based Compensation - Schedule of Stock Option (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average remaining contractual term (years)					10 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Common stock options			1,137,387	1,077,500	1,077,500	635,000
Granted			791,500		263,000	542,500
Exercised	(10,000)	(4,300)	(10,000)	(4,300)	(7,800)	(10,000)
Forfeited or expired			0		(195,313)	(90,000)
Ending Balance Common stock options	1,918,887		1,918,887		1,137,387	1,077,500
Exercisable	728,731		728,731		520,847
Beginning Balance (Weighted-average)			$ 1.05	$ 0.85	$ 0.85	$ 0.46
Granted (Weighted-average)			4.58		1.32	1.31
Exercised (Weighted-average)			1.31		1.31	0
Forfeited / expired (Weighted-average)			0		0.28	1.02
Ending Balance (Weighted-average)	$ 2.51		2.51		1.05	$ 0.85
Exercisable - (Weighted-average)	$ 1.58		$ 1.58		$ 0.84
Weighted-average remaining contractual term (years)			9 years 3 months 18 days		9 years 4 months 24 days	9 years 4 months 24 days
Exercisable - Weighted-average remaining contractual term (years)			7 years 9 months 18 days		7 years 11 months 8 days
Outstanding Aggregate Intrinsic Value	$ 11,481,126		$ 11,481,126		$ 304,006
Exercisable Aggregate Intrinsic Value	$ 5,032,162		$ 5,032,162		$ 251,094